Note 10 - Incentive Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
PLAN PARTICPANTS	COMPENSATION	DIRECTOR FEES	Total
Board of Directors(1)	$-	$2,850,199	$2,850,199
Chief Operating Officer	$681,021	-	$681,021
Former Chief Executive Officer	$933,251	-	$933,251
Chief Executive Officer	-	-	-
Chief Financial Officer	-	-	-
Other Employees(2)	$580,129	-	$580,129
Total	$2,194,401	$2,850,199	$5,044,600
PLAN PARTICPANTS	COMPENSATION	DIRECTOR FEES	Total
Board of Directors		$2,380,345	$2,380,345
Chief Operating Officer	$568,755		568,755
Former Chief Executive Officer	779,405		779,405
Chief Financial Officer	-		-
Other Employees *	484,495		484,495
Total	$1,832,655	$2,380,345	$4,213,000

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Employees	Number of Units under Plan	Maximum Benefit relating to the 2013 Non-Cash Dividends
COO	14,850	$31,482
Employees	4,400	$9,328
Directors	53,900	$114,268
Total ICP excluding termed employees and directors	73,150	$155,078
Former CEO	20,350	$43,142
All other former employees	8,250	$17,490
Former director	8,250	$17,490
Total former Board members and former employees	36,850	$78,122
Total maximum ICP to be paid	110,000	$233,200

Employees	Number of Shares under Plan	Maximum Benefit relating to the 2013 Non-Cash Dividends	Total Maximum Benefit
Former CEO	20,350	$43,142	$259,870
All other former employees	8,250	$17,490	$107,915
Former director	8,250	$17,490	$105,728
Total Maximum Benefit	36,850	$78,122	$473,513